9. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes Tables
Schedule reconciliation of income tax benefit
	2015	2014

Expected income tax recovery	$(139,800)	$(40,000)
Adjustment for non-deductible stock compensation	32,700	-
Estimated decrease in expected tax recovery resulting from Section 382 net operating loss limitations after change in control	296,400	-
Increase (decrease) in valuation allowance	(189,300)	40,000
	$-	$-

Schedule of deferred income tax assets
	2015	2014
Deferred income tax assets
Net operating losses carried forward	$151,000	$340,000
Valuation allowance	(151,000)	(340,000)

	$-	$-

Schedule of net operating losses carried forward
2024	$10,000
2025	7,600
2026	6,000
2027	10,900
2028	53,200
2029	8,975
2030	6,445
2031	6,445
2032	6,445
2033	6,445
2034	6,445
2035	315,200
$444,100